Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

The Company previously recorded intangible assets arising from the acquisition of NCFM in April 2019, including the NCFM Medical Database with an acquisition date fair value of $1,101,538 and the NCFM website with an acquisition date fair value of $41,000. The NCFM Medical Database was being prospectively amortized starting January 1, 2023 over an estimated five-year useful life and the NCFM website was being amortized over a five-year life from the original acquisition date. Amortization expense related to intangible assets was $-0- and $55,077 during the three months ended September 30, 2025 and 2024, respectively, and $-0- and $167,848 during the nine months ended September 30, 2025 and 2024, respectively.

During the three months ended September 30, 2024, the Company determined that triggering events had occurred that required an impairment assessment of the NCFM Medical Database. The triggering events included (i) a material decline in revenue during third quarter 2024, including a 65% decline compared to the three months ended September 30, 2023 and a 35% decline compared to the preceding three month period ended June 30, 2024, (ii) substantial operating losses and negative cash flows generated from the practice during the three months ended September 30, 2024 for the first time since its acquisition, and (iii) substantial downsizing of the practice personnel and overhead. The Company did not believe that the levels of revenue and profitability achieved since acquisition of NCFM in 2019 were reasonably likely to return to the extent that projected cash flows from the practice could substantiate the carrying value of the NCFM Medical Database.

An impairment loss is recognized if the carrying amount of a reporting unit exceeds its fair value. The amount of impairment loss is measured as the excess of the reporting unit’s carrying value over its fair value. The Company determined that the carrying amount of the reporting unit, which consists of the NCFM practice, exceeded its estimated fair value. Accordingly, the Company recorded an impairment charge in the amount of $716,000 to adjust carrying value of the NCFM Medical Database to its estimated fair value of $-0- in the three and nine months ended September 30, 2024. As a result of the impairment, the Company had no remaining carrying value assigned to any intangible assets and no expected future amortization expense of intangible assets after September 30, 2024.

NOTE 7 – INTANGIBLE ASSETS

Identifiable intangible assets as of December 31, 2024 and 2023 were as follows:

	December 31,
	2024		2023

NCFM: Medical database	$	---	$1,101,538
NCFM: Website		---	41,000

Total intangible assets		---	1,142,538
Less: accumulated amortization		---	(258,690)

Intangible assets, net	$	---	$883,848

Intangible assets arose from the acquisition of NCFM in April 2019. The NCFM Medical Database was being prospectively amortized starting January 1, 2023 over an estimated five-year useful life. The NCFM website began being amortized over a five-year life from the acquisition date. Amortization expense related to intangible assets in the years ended December 31, 2024 and 2023 was $167,848 and $228,159, respectively.

As a result of the full impairment of the NCFM medical database during the year ended December 31, 2024 as described below, there is no expected future amortization expense of intangible assets.

Impairment of NCFM Medical Database – 2024

During the third quarter of 2024, the Company determined that triggering events had occurred that required an impairment assessment of the NCFM Medical Database. The triggering events included (i) a material decline in revenue during third quarter 2024, including a 65% decline compared to the third quarter of 2023 and a 35% decline compared to the preceding second quarter of 2024, (ii) substantial operating losses and negative cash flows generated from the practice during the third quarter of 2024 for the first time since its acquisition, and (iii) substantial downsizing of the practice personnel and overhead. The Company does not believe that the levels of revenue and profitability achieved since acquisition of NCFM in 2019 are reasonably likely to return to the extent that projected cash flows from the practice can substantiate the carrying value of the NCFM Medical Database.

An impairment loss is recognized if the carrying amount of a reporting unit exceeds its fair value. The amount of impairment loss is measured as the excess of the reporting unit’s carrying value over its fair value. The Company determined that the carrying amount of the reporting unit, which consists of the NCFM practice, exceeded its estimated fair value. Accordingly, the Company recorded an impairment charge in the amount of $716,000 to adjust carrying value of the NCFM Medical Database to its estimated fair value of $-0- in the year ended December 31, 2024.

Impairment of AEU Goodwill – 2023

In connection with the acquisition of AEU in May 2022, the Company recorded goodwill of $319,958, representing the excess fair value of consideration transferred over the fair value of the net identifiable assets acquired.

During the third quarter of 2023, the Company determined that triggering events had occurred that required an impairment assessment of the AEU goodwill. The triggering events included (i) a material decline in revenue during third quarter 2023, and (ii) an inability of the business to achieve profitability since its acquisition. An impairment loss is recognized if the carrying amount of a reporting unit exceeds its fair value. The amount of impairment loss is measured as the excess of the reporting unit’s carrying value over its fair value. The Company determined that the carrying amount of the reporting unit, which consists of the AEU practice, exceeded its estimated fair value. Accordingly, the Company recorded an impairment charge in the amount of $319,958 to adjust carrying value of AEU goodwill to its estimated fair value of $-0- in the year ended December 31, 2023.